Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2018	Oct. 31, 2018
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Wins Finance Holdings Inc.
Entity Central Index Key	0001640251
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		19,837,642
Entity Shell Company	false
Entity Emerging Growth Company	false